Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2017
Disclosure Of Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information

35. SUPPLEMENTARY CASH FLOW INFORMATION

For the years ended December 31,	2017	2016	2015

Interest Paid	538	350	330
Interest Received	31	32	19
Income Taxes Paid	12	11	933

The following table provides a reconciliation of cash flows arising from financing activities:

	Dividends Payable	Current Portion of Long-Term Debt	Long-Term Debt	Share Capital

As at December 31, 2015	-	-	6,525	5,534
Changes From Financing Cash Flows:
Dividends Paid	(166)	-	-	-
Non-Cash Changes:
Dividends Declared	166	-	-	-
Unrealized Foreign Exchange (Gain) Loss (Note 7)	-	-	(196)	-
Amortization of Debt Discounts	-	-	3	-
As at December 31, 2016	-	-	6,332	5,534
Changes From Financing Cash Flows:
Issuance of Long-Term Debt	-	-	3,842	-
Net Issuance (Repayment) of Revolving Long-Term Debt	-	-	32	-
Issuance of Debt Under Asset Sale Bridge Facility	-	892	2,677	-
(Repayment) of Debt Under Asset Sale Bridge Facility	-	(900)	(2,700)	-
Common Shares Issued, Net of Issuance Costs	-	-	-	2,899
Dividends Paid	(225)	-	-	-
Non-Cash Changes:
Common Shares Issued to ConocoPhillips	-	-	-	2,579
Deferred Taxes on Share Issuance Costs	-	-	-	28
Dividends Declared	225	-	-	-
Unrealized Foreign Exchange (Gain) Loss	-	-	(697)	-
Finance Costs	-	8	28	-
Other	-	-	(1)	-
As at December 31, 2017	-	-	9,513	11,040